Deferred revenue and income - Detailed disclosure about deferred income (Details) - GBP (£) £ in Thousands	Jan. 31, 2019	Jan. 31, 2018
Accruals and deferred income [abstract]
Deferred revenue	£ 499	£ 11,478
Deferred other operating income	2,875	2,356
Deferred revenue and income	3,374	13,834	[1]
Deferred revenue	831	27,270
Deferred revenue	831	27,270	[1]
Total deferred revenue	1,330	38,748
Total deferred other operating income	£ 2,875	£ 2,356

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’